Income Taxes (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes
U.S. statutory rate (as a percent)			34.00%	34.00%
Current:
Foreign			$ 251,000
Deferred Tax Provision:
U.S.			22,000
Total	297,756	789,677	273,000
Reconciliation of the expected U.S. tax expense/(benefit) to income taxes related to continuing operations
Expected tax expense at U.S. statutory rate			(2,651,000)
Permanent Adjustments			89,000
Foreign Income Taxes			238,000
Increase in Valuation Allowance			2,690,000
Rate Difference - U.S. to Foreign			(93,000)
Total	297,756	789,677	273,000
Deferred income tax assets
Fixed Assets			9,901,000
Net Operating Losses - U.S.	0	0	3,358,000
Net Operating Losses - Foreign			140,000
Foreign Tax Credit			251,000
Deferred Tax Liabilities
Intangibles			(36,000)
Prepaid Expenses			(406,000)
Valuation allowance			(13,230,000)
Net Deferred Tax Asset/Liability	0	0	(22,000)
Income Taxes
Net operating loss carry-forwards	0	0	9,878,000
U.S.
Income Taxes
Net operating loss carry-forwards			$ 497,000